Financial Instruments - Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy (Details) £ in Millions	6 Months Ended
Jun. 30, 2023 GBP (£)
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 285,213
Beginning balance	(270,806)
Ending Balance	276,958
Ending Balance	(262,385)
Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	117
Fair value movements	(7)
Purchases	1
Netting	(2)
Settlements	(7)
Ending Balance	102
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(7)
Level 3 | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	154
Fair value movements	0
Purchases	1
Netting	(2)
Settlements	(15)
Ending Balance	138
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	37
Fair value movements	7
Purchases	0
Netting	0
Settlements	(8)
Ending Balance	36
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	7
Derivatives | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(12)
Fair value movements	(1)
Purchases	0
Netting	0
Settlements	4
Ending Balance	(9)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(1)
Other financial liabilities at FVTPL | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(3)
Fair value movements	0
Purchases	0
Netting	0
Settlements	3
Ending Balance	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0
Financial liabilities at fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(15)
Fair value movements	(1)
Purchases	0
Netting	0
Settlements	7
Ending Balance	(9)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	£ (1)